RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due to Related Parties) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due to related parties	$ 11,797,519	$ 70,582,470
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	6,609,510	56,319,984
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 5,188,009	$ 14,262,486